Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ 2,011,403		$ 1,279,931	$ (1,167,735)
Impairment loss			(118,134)	(46,225)
Loss on disposal of investments	(91,070)	$ (3,243)	(16,293)	(19,286)
Others	(1,871,567)		(71,147)	104,956
Total other gains and losses	48,766	1,737	1,166,729	(1,128,290)
Interest expenses, bonds payable	377,193		672,902	710,663
Interest expenses, bank loans	1,417,028		1,808,633	1,782,544
Interest expenses,lease liabilities	154,730		178,112
Interest expenses, others	55,467		274,168	275,465
Financial expenses	69,015		63,828	82,553
Total finance costs	$ 2,073,433	$ 73,840	2,997,643	2,851,225
Investments accounted for under the equity method [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss			$ (25,762)	$ (46,225)